Earnings per Share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings per Share [Abstract]
Computations of Basic and Diluted Net Loss Per Share
The computations of basic and diluted net loss per share are as follows:

	Three Months Ended March 31,
	2019	2018
Basic and diluted:
Net loss attributable to shareholders	$(282,454)	$(1,040,642)
Weighted average shares outstanding	600,090	548,590
Basic and diluted net loss per share	$(0.47)	$(1.90)

The computations of basic and diluted net loss per share are as follows (in thousands, except per share data):

	For the Years Ending December 31,
	2019	2018
Basic:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average shares outstanding	557,338	545,426

Basic net loss attributable per share	$(3.42)	$(37.21)

Diluted:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average share outstanding	557,338	545,426

Diluted net loss per share	$(3.42)	$(37.21)